Document and Entity Information	May 23, 2025
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001948368
Document Type	8-K
Document Period End Date	May 23, 2025
Entity Registrant Name	Phillip Street Middle Market Lending Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01579
Entity Tax Identification Number	92-0758632
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true